Liabilities in Respect of IIA Grants (Schedule of israeli innovation authority grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of israeli innovation authority grants [Abstract]
Balance as of January 1	$ 8,105	$ 7,528
Royalties	(407)	(342)
Amounts carried to Profit or Loss	(132)	919	$ 828
Balance as of Decmber 31	7,566	8,105	$ 7,528
Current maturities	(121)	(220)
Long term liabilities in respect of IIA grants	$ 7,445	$ 7,885